INCOME TAXES - Schedule of Components of Tax Benefit (Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) before income tax
PRC	$ 1,589,476	$ 2,104,024	$ (10,273,181)
Other jurisdictions	5,799,396	214,999	(301,925)
Total	7,388,872	2,319,023	(10,575,106)
Current tax expense
PRC	(348,494)	(5,118)	(9,835)
Other jurisdictions	(66,754)	(441,495)	(839,676)
Subtotal	(415,248)	(446,613)	(849,511)
Deferred tax benefit (expense)
PRC	0	0	0
Other jurisdictions	(359,164)	283,577	(255,538)
Subtotal	(359,164)	283,577	(255,538)
Total income tax expense	$ (774,412)	$ (163,036)	$ (1,105,049)